Employee benefit liabilities (Schedule of Liabilities for Employee Benefits) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of defined benefit plans [line items]
Employee benefit	₪ 3,584	$ 1,123	₪ 3,322
Accrual for annual leave	1,277	401	1,210
Defined benefit schemes	1,361	427	1,102
Liabilities for employee benefits	₪ 6,222	$ 1,951	₪ 5,634